Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Fair value	$ 69,719	$ 69,675
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	69,061	67,926
Gross unrealized gains	532	349
Gross unrealized (losses)	(835)	(953)
Fair value	68,758	67,322
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	53,098	51,304
Gross unrealized gains	314	192
Gross unrealized (losses)	(483)	(614)
Fair value	52,929	50,882
Securities [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	18,514	16,420
Gross unrealized gains	108	69
Gross unrealized (losses)	(102)	(121)
Fair value	18,520	16,368
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	20,290	20,279
Gross unrealized gains	181	99
Gross unrealized (losses)	(88)	(138)
Fair value	20,383	20,240
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	10,717	11,855
Gross unrealized gains	23	22
Gross unrealized (losses)	(237)	(318)
Fair value	10,503	11,559
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,498	1,715
Gross unrealized gains	2	1
Gross unrealized (losses)	(24)	(34)
Fair value	1,476	1,682
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	2,079	1,035
Gross unrealized gains		1
Gross unrealized (losses)	(32)	(3)
Fair value	2,047	1,033
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	12,400	13,331
Gross unrealized gains	56	23
Gross unrealized (losses)	(141)	(233)
Fair value	12,315	13,121
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,018	4,511
Gross unrealized (losses)	(43)	(71)
Fair value	3,975	4,440
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,382	8,820
Gross unrealized gains	56	23
Gross unrealized (losses)	(98)	(162)
Fair value	8,340	8,681
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	65,498	64,635
Gross unrealized gains	370	215
Gross unrealized (losses)	(624)	(847)
Fair value	65,244	64,003
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,563	3,291
Gross unrealized gains	162	134
Gross unrealized (losses)	(211)	(106)
Fair value	3,514	3,319
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,001	2,191
Gross unrealized gains	158	63
Gross unrealized (losses)	(75)	(33)
Fair value	3,084	2,221
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	562	1,100
Gross unrealized gains	4	71
Gross unrealized (losses)	(136)	(73)
Fair value	$ 430	$ 1,098